Concentration and Risks - Schedule of Accounts Receivable from Third Parties Concentration of Credit Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Concentration Risk [Line Items]
Accounts receivable	¥ 372,702		¥ 253,896		¥ 45,021
Company A | Accounts Receivable | Credit Risk
Concentration Risk [Line Items]
Accounts receivable	¥ 58,766			[1]
Concentration risk, percentage	53.00%			[1]
Company B | Accounts Receivable | Credit Risk
Concentration Risk [Line Items]
Accounts receivable	¥ 36,734			[1]
Concentration risk, percentage	33.00%			[1]
Company C | Accounts Receivable | Credit Risk
Concentration Risk [Line Items]
Accounts receivable		[1]	¥ 2,778
Concentration risk, percentage		[1]	64.00%

[1]	Less than 10%